Variable Interest Entities - Consolidated VIEs (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets:
Bonds available for sale	$ 156,793	$ 198,568
Other bond securities	3,769	2,082
Equity securities	170	242
Mortgage and other loans receivable	44,566	39,388
Investment real estate	1,831	2,349
Short-term Investments	4,400	5,471
Cash	552	537	$ 654
Accrued investment income	1,813	1,760
Other assets	2,852	3,303
Total assets	364,217	416,212
Liabilities:
Long-term debt	7,868	427
Total liabilities	355,068	387,284
Real Estate and Investment Entities | Internal Parties
Liabilities:
Off-balance sheet exposure associated with VIEs	2,100	2,400
Real Estate and Investment Entities | Securitization and Repackaging Vehicles
Liabilities:
Off-balance sheet exposure associated with VIEs	600	600
Consolidated VIE
Assets:
Bonds available for sale	3,571	5,393
Other bond securities	0	0
Equity securities	51	223
Mortgage and other loans receivable	2,088	2,359
Alternative investments	2,842	3,017
Investment real estate	1,731	2,257
Short-term Investments	456	618
Cash	71	93
Accrued investment income	7	15
Other assets	170	745
Total assets	10,987	14,720
Liabilities:
Long-term debt	5,958	6,936
Other liabilities	132	835
Total liabilities	6,090	7,771
Consolidated VIE | Real Estate and Investment Entities
Assets:
Bonds available for sale	0	0
Other bond securities	0	0
Equity securities	51	223
Mortgage and other loans receivable	0	0
Alternative investments	2,842	3,017
Investment real estate	1,731	2,257
Short-term Investments	191	467
Cash	71	93
Accrued investment income	0	0
Other assets	102	188
Total assets	4,988	6,245
Liabilities:
Long-term debt	1,382	1,743
Other liabilities	85	112
Total liabilities	1,467	1,855
Consolidated VIE | Securitization Vehicles
Assets:
Bonds available for sale	3,571	5,393
Other bond securities	0	0
Equity securities	0	0
Mortgage and other loans receivable	2,088	2,359
Alternative investments	0	0
Investment real estate	0	0
Short-term Investments	265	151
Cash	0	0
Accrued investment income	7	15
Other assets	68	557
Total assets	5,999	8,475
Liabilities:
Long-term debt	4,576	5,193
Other liabilities	47	723
Total liabilities	4,623	5,916
Corebridge Entities | Real Estate and Investment Entities | Internal Parties
Liabilities:
Off-balance sheet exposure associated with VIEs	1,400	1,500
AIG Affiliates | Real Estate and Investment Entities | Internal Parties
Liabilities:
Off-balance sheet exposure associated with VIEs	$ 700	$ 900